Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 15, 2022
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	800
Local Phone Number	731-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000707179
Amendment Flag	true
Amendment Description	The 8-K/A is being filed to amend the previously filed merger completion 8-K solely to present certain financial information in connection with the merger.
Document Information [Line Items]
Entity Registrant Name	OLD NATIONAL BANCORP
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	ONB
Title of 12(b) Security	Common stock, no par value
Series A Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	ONBPP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	ONBPP
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Series C Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	ONBPO
Security Exchange Name	NASDAQ
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	ONBPO
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C